Matthews Pacific Tiger Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.3%

	Shares	Value

CHINA/HONG KONG: 37.5%
Tencent Holdings, Ltd.	6,068,100	$279,705,084
Alibaba Group Holding, Ltd.[b]	11,916,000	162,614,229
CITIC Securities Co., Ltd. H Shares	59,885,100	137,262,776
Kweichow Moutai Co., Ltd. A Shares	494,373	132,934,512
AIA Group, Ltd.	12,344,400	128,898,815
CSPC Pharmaceutical Group, Ltd.	99,886,000	114,454,006
Hong Kong Exchanges & Clearing, Ltd.	2,411,400	113,030,330
ENN Energy Holdings, Ltd.	7,233,200	108,034,577
China Resources Mixc Lifestyle Services, Ltd.[c,d]	19,936,630	97,580,004
Meituan B Shares[b,c,d]	5,088,300	96,392,455
Yum China Holdings, Inc.	2,221,901	92,297,768
Shenzhen Inovance Technology Co., Ltd. A Shares	10,215,220	91,037,323
China Resources Beer Holdings Co., Ltd.	14,543,775	88,484,174
StarPower Semiconductor, Ltd. A Shares	1,279,323	77,401,874
China Tourism Group Duty Free Corp., Ltd. A Shares	2,613,977	67,111,696
Baidu, Inc. A Shares[b]	3,701,200	65,321,283
China Lesso Group Holdings, Ltd.	51,297,000	61,568,993
Shandong Sinocera Functional Material Co., Ltd. A Shares	10,992,028	59,519,504
Topsports International Holdings, Ltd.[c,d]	67,131,000	55,795,251
Will Semiconductor Co., Ltd. Shanghai A Shares	1,814,851	54,725,282
JD.com, Inc. ADR[b]	895,800	51,839,946
JD Logistics, Inc.[b,c,d]	16,340,800	39,745,944
Wuxi Biologics Cayman, Inc.[b,c,d]	4,857,500	38,571,477
JD.com, Inc. A Shares[b]	1,344,957	38,216,811
Sany Heavy Industry Co., Ltd. A Shares	13,120,461	35,958,571
Ming Yuan Cloud Group Holdings, Ltd.	23,401,175	31,527,934
Angelalign Technology, Inc.[b,c,d]	1,172,000	19,983,449
Alibaba Group Holding, Ltd. ADR[b]	160,220	17,431,936

Total China/Hong Kong		2,357,446,004

TAIWAN: 19.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	26,010,000	533,556,690
Chailease Holding Co., Ltd.	11,875,150	104,160,839
E Ink Holdings, Inc.	15,652,000	99,528,033
Uni-President Enterprises Corp.	39,934,000	91,135,930
Delta Electronics, Inc.	9,486,182	87,953,296
MediaTek, Inc.	2,661,000	82,811,750
Eclat Textile Co., Ltd.	4,559,000	75,472,809
Accton Technology Corp.	9,243,000	71,069,551
Yageo Corp.	4,243,000	63,335,823

Total Taiwan		1,209,024,721

INDIA: 14.1%
ICICI Bank, Ltd.	15,592,014	148,716,275
Housing Development Finance Corp., Ltd.	3,911,193	122,295,515
Dabur India, Ltd.	16,112,505	113,625,074
Tata Power Co., Ltd.	35,686,119	111,538,828
Titan Co., Ltd.	3,203,563	106,721,502
Ashok Leyland, Ltd.	68,826,160	105,724,282
Pidilite Industries, Ltd.	2,941,049	94,992,702
Tata Consultancy Services, Ltd.	1,675,820	82,358,837

Total India		885,973,015

	Shares	Value

SOUTH KOREA: 13.4%
Samsung Electronics Co., Ltd.	5,147,227	$294,539,684
NAVER Corp.	337,462	93,790,492
Doosan Bobcat, Inc.	2,768,127	87,971,756
Mando Corp.	2,067,718	85,047,540
Samsung Engineering Co., Ltd.[b]	3,945,580	84,684,119
HYBE Co., Ltd.[b]	289,692	73,212,145
SK IE Technology Co., Ltd.[b,c,d]	702,926	72,421,387
Hyosung Advanced Materials Corp.	113,218	48,108,077

Total South Korea		839,775,200

SINGAPORE: 3.7%
SATS, Ltd.[b]	35,963,700	114,624,685
Venture Corp., Ltd.	6,271,900	80,826,274
Sea, Ltd. ADR[b]	305,900	36,643,761

Total Singapore		232,094,720

THAILAND: 3.4%
Central Pattana Public Co., Ltd.	102,788,500	181,539,800
Hana Microelectronics Public Co., Ltd.	22,977,600	33,407,828

Total Thailand		214,947,628

INDONESIA: 3.2%
PT Bank Central Asia	213,517,800	118,297,279
PT Astra International	187,821,300	85,806,848

Total Indonesia		204,104,127

PHILIPPINES: 2.6%
SM Prime Holdings, Inc.	224,061,771	163,352,601

Total Philippines		163,352,601

VIETNAM: 1.1%
Vietnam Dairy Products JSC	19,619,028	69,384,987

Total Vietnam		69,384,987

TOTAL INVESTMENTS: 98.3%		6,176,103,003
(Cost $5,279,594,452)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%		104,494,354

NET ASSETS: 100.0%		$6,280,597,357

1    MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $420,489,967, which is 6.70% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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